Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions, beginning balance	$ 3,752	$ 3,599
Additions	4,691	2,001
Acquisition of subsidiaries (Note 21)	22,744
Used during year	(2,109)	(1,979)
Exchange differences	(1,340)	131
Other provisions, ending balance	27,738	3,752
Labor, legal and other claims
Disclosure of other provisions [line items]
Other provisions, beginning balance	3,073	3,567
Additions	4,046	1,327
Acquisition of subsidiaries (Note 21)	22,744
Used during year	(1,721)	(1,945)
Exchange differences	(1,043)	124
Other provisions, ending balance	27,099	3,073
Others
Disclosure of other provisions [line items]
Other provisions, beginning balance	679	32
Additions	645	674
Acquisition of subsidiaries (Note 21)	0
Used during year	(388)	(34)
Exchange differences	(297)	7
Other provisions, ending balance	$ 639	$ 679